Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 3,566	$ 1,533	$ 3,315
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	2,856	2,840	2,238
Credit loss expense / (release)	549	544	143
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(77)	(73)	163
Deferred tax expense / (benefit)	(703)	(1,106)	(222)
Net loss / (gain) from investing activities	(346)	207	(225)
Net loss / (gain) from financing activities	17,687	(3,643)	4,919
Other net adjustments	(27,927)	14,292	(10,383)
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	(154)	(708)	(10,093)
Receivables from securities financing transactions measured at amortized cost	40,505	(19,580)	(4,993)
Payables from securities financing transactions measured at amortized cost	810	471	1,543
Cash collateral on derivative instruments	1,183	(6,132)	1,162
Loans and advances to customers	(12,523)	21,240	3,707
Customer deposits	(9,259)	(13,407)	6,521
Financial assets and liabilities at fair value held for trading and derivative financial instruments	24,867	(27,623)	(16,017)
Brokerage receivables and payables	2,928	1,842	(6,101)
Financial assets at fair value not held for trading and other financial assets and liabilities	(12,965)	2,272	(4,661)
Provisions and other non-financial assets and liabilities	(4,590)	1,465	2,325
Income taxes paid, net of refunds	(1,844)	(1,500)	(1,541)
Net cash flow from / (used in) operating activities	24,562	(27,065)	(28,202)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, business, associates and intangible assets	(17)	(64)	(4)
Disposal of subsidiaries, business, associates and intangible assets	653	233	109
Purchase of property, equipment and software	(1,859)	(1,512)	(1,283)
Disposal of property, equipment and software	209	71	33
Purchase of financial assets measured at fair value	(16,717)	(4,638)	(4,157)
Disposal and redemption of financial assets measured at fair value	5,210	4,635	4,187
Purchase of debt securities measured at amortized cost	(21,569)	(5,962)	(14,244)
Disposal and redemption of debt securities measured at amortized cost	11,791	8,384	10,435
Net cash flow from / (used in) investing activities	(22,299)	122,406	(4,924)
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding		(10,304)
Net issuance (repayment) of short-term debt measured at amortized cost	1,692	(6,163)	7,181
Distributions paid on UBS AG shares	(13,000)	(3,000)	(6,000)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	131,936	102,997	104,551
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(153,038)	(118,286)	(85,541)
Inflows from securities financing transactions measured at amortized cost	2,319	6,273
Outflows from securities financing transactions measured at amortized cost	(2,734)	(2,688)
Net cash flows from other financing activities	(935)	(965)	(501)
Net cash flow from / (used in) financing activities	(33,760)	(32,137)	19,690
Total cash flow
Cash and cash equivalents at the beginning of the year	243,359	190,469	195,200
Net cash flow from / (used in) operating, investing and financing activities	(31,497)	63,205	(13,435)
Effects of exchange rate differences on cash and cash equivalents	19,103	(10,315)	8,704
Cash and cash equivalents at the end of the year	230,965	243,359	190,469
of which: cash and balances at central banks	209,858	223,329	171,723
of which: amounts due from banks	17,882	16,654	12,078
of which: money market paper	3,224	3,115	6,668
Net cash flow from / (used in) operating activities includes:
Interest received in cash	42,714	48,253	32,576
Interest paid in cash	37,874	41,454	26,711
Dividends on equity investments, investment funds and associates received in cash	$ 3,204	2,780	$ 2,241
Merger with Credit Suisse AG
Cash flow from / (used in) investing activities
Cash and cash equivalents obtained due to the merger of UBS AG and Credit Suisse AG		$ 121,258